Significant Accounting Policies (Earnings Per Share - Effects of dilutive options and warrants) (Details) (USD $)	3 Months Ended								9 Months Ended			12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basic EPS
Income	$ 1,211,000	$ 1,601,000	$ 1,367,000	$ 1,192,000	$ 1,109,000	$ 912,000	$ 769,000	$ 561,000	$ 4,178,220	$ 2,789,793	$ 1,624,949	$ 5,370,740	$ 3,351,162	$ 1,944,896
Shares	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001			2,944,001	2,944,001	2,944,001
Per Share Amounts	$ 0.41	$ 0.54	$ 0.46	$ 0.41	$ 0.38	$ 0.31	$ 0.26	$ 0.19	$ 1.42	$ 0.95	$ 0.55	$ 1.82	$ 1.14	$ 0.66
Senior Convertible Debentures Income													301,766
Effect of Diluted Securities:
Senior Convertible Debentures													304,200
Senior Convertible Debentures (per Share)													$ (0.02)
Diluted EPS
Income													$ 3,652,928
Shares	3,248,201	3,248,201	3,248,201		3,248,201	3,248,201	3,248,201	3,248,201			2,944,001	3,248,201	3,248,201
Per Share Amounts	$ 0.40	$ 0.52	$ 0.44	$ 0.39	$ 0.36	$ 0.30	$ 0.26	$ 0.20	$ 1.36	$ 0.93	$ 0.55	$ 1.75	$ 1.12	$ 0.66
Weighted Average [Member]
Diluted EPS
Share Price	$ 14.56				$ 11.37			$ 8.63	$ 14.56	$ 11.37		$ 14.56	$ 11.37